Investment Risks	May 29, 2026
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Investment Style Risk [Member]
Prospectus [Line Items]
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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Growth Stock Risk [Member]
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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Market Disruption and Geopolitical Risk [Member]
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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Government and Regulatory Risk [Member]
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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk – The Fund may invest in depositary receipts, including ADRs, EDRs and GDRs. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Asia Risk [Member]
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Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See “Emerging Markets Risk” and “Frontier Markets Risk” for additional details regarding the risks of investing in such countries.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | China Risk [Member]
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China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Conflicts of Interest Risk [Member]
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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Currency Risk [Member]
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Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Equity Securities Risk [Member]
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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | ESG Risk [Member]
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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | ETF Structure Risk [Member]
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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Focused Investment Risk [Member]
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Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Frontier Markets Risk [Member]
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Frontier Markets Risk – Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Geographic Focus Risk [Member]
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Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Information Technology Risk [Member]
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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | IPO Risk [Member]
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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Large-Capitalization Securities Risk [Member]
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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Liquidity Risk [Member]
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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Long-Term Investment Strategy Risk [Member]
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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Market Risk [Member]
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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | New and Smaller-Sized ETF Risk [Member]
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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Non-U.S. Investment Risk [Member]
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Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Periodic Rebalancing Risk [Member]
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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Risk Model Risk [Member]
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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Service Provider Risk [Member]
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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Settlement Risk [Member]
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Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Small- and Medium-Capitalization Securities Risk [Member]
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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Underlying Funds Risk [Member]
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Underlying Funds Risk – Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pooled vehicle. The Fund must pay its pro rata portion of the other pooled vehicle’s fees and expenses. If such pooled vehicle is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. Investments in ETFs will be subject to parallel risks to those described under “ETF Structure Risk” above. Further, the Manager or an affiliate may serve as investment adviser to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.

Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF | Valuation Risk [Member]
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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Investment Style Risk [Member]
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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Growth Stock Risk [Member]
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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Market Disruption and Geopolitical Risk [Member]
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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Government and Regulatory Risk [Member]
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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Asia Risk [Member]
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Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies.

These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See “Emerging Markets Risk” for additional details regarding the risks of investing in such countries.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | China Risk [Member]
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China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Conflicts of Interest Risk [Member]
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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Developed Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no

Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
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Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Frontier Markets Risk – Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Geographic Focus Risk [Member]
Prospectus [Line Items]
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Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Information Technology Risk [Member]
Prospectus [Line Items]
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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | New and Smaller-Sized ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Periodic Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Risk Model Risk [Member]
Prospectus [Line Items]
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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Service Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Settlement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF | Valuation Risk [Member]
Prospectus [Line Items]
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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

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Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Asia Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See “Emerging Markets Risk” for additional details regarding the risks of investing in such countries.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Developed Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Information Technology Risk [Member]
Prospectus [Line Items]
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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | IPO Risk [Member]
Prospectus [Line Items]
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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]
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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | New and Smaller-Sized ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
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Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Periodic Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Risk Model Risk [Member]
Prospectus [Line Items]
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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Service Provider Risk [Member]
Prospectus [Line Items]
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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Settlement Risk [Member]
Prospectus [Line Items]
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Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]
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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | Valuation Risk [Member]
Prospectus [Line Items]
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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Investment Style Risk [Member]
Prospectus [Line Items]
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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
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Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Government and Regulatory Risk [Member]
Prospectus [Line Items]
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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Asia Risk [Member]
Prospectus [Line Items]
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Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See “Emerging Markets Risk” for additional details regarding the risks of investing in such countries.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | China Risk [Member]
Prospectus [Line Items]
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China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Currency Risk [Member]
Prospectus [Line Items]
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Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Developed Markets Risk [Member]
Prospectus [Line Items]
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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | ESG Risk [Member]
Prospectus [Line Items]
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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
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Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Information Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | New and Smaller-Sized ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Periodic Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Service Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Settlement Risk [Member]
Prospectus [Line Items]
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Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]
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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Valuation Risk [Member]
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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Investment Style Risk [Member]
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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the

Manager’s investment decisions will produce the desired results.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Market Disruption and Geopolitical Risk [Member]
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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Government and Regulatory Risk [Member]
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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Conflicts of Interest Risk [Member]
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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Developed Markets Risk [Member]
Prospectus [Line Items]
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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Equity Securities Risk [Member]
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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | ESG Risk [Member]
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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | ETF Structure Risk [Member]
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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
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Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Geographic Focus Risk [Member]
Prospectus [Line Items]
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Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Information Technology Risk [Member]
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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | IPO Risk [Member]
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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]
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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Liquidity Risk [Member]
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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Long-Term Investment Strategy Risk [Member]
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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—The Manager’s Stewardship Approach.”

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Market Risk [Member]
Prospectus [Line Items]
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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | New and Smaller-Sized ETF Risk [Member]
Prospectus [Line Items]
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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Periodic Rebalancing Risk [Member]
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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Risk Model Risk [Member]
Prospectus [Line Items]
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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Service Provider Risk [Member]
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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]
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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF | Valuation Risk [Member]
Prospectus [Line Items]
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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.